Investment Securities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Tax Equivalent Interest Adjustment	$ 1,400,000
Other than Temporary Impairment Losses, Investments	0	$ 0	$ 0
Amortized cost of securities available-for-sale	1,262,761,000	1,436,714,000
Securities held-to-maturity, at amortized cost (fair value of $256,672 and $151,428 at December 31, 2016 and 2015, respectively)	259,833,000	149,302,000
Federal home loan bank stock	50,100,000	50,086,000
Federal reserve bank stock	$ 8,200,000	8,226,000
Investment Securities average remaining life	4 years 5 months 2 days
Money pledged for government and trust department deposits	$ 343,000,000	429,000,000
Money pledged to secure repurchase agreements	569,000,000	622,000,000
Money Pledged as Collateral for FHLB Advance Borrowings	$ 25,000,000	21,000,000
Schedule of Repurchase Agreement Counterparties with Whom Repurchase Agreements Exceed 10 Percent of Stockholders' Equity [Table Text Block]	0
Percentage of amount greater than shareholder's equity	10.00%
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)		88,000
Available-for-sale Securities, Gross Realized Gains			22,000
Available-for-sale Securities, Realized Losses, Excluding Other than Temporary Impairments		1,200,000
Equity investments	$ 3,500,000	0
Securities sold at a gain [Member]
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale			187,000
Securities held-to-maturity, at amortized cost (fair value of $256,672 and $151,428 at December 31, 2016 and 2015, respectively)		3,056,000
Securities sold at a loss [Member]
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	$ 0		$ 174,100,000
U.S. Government sponsored entity asset-backed securities
Schedule of Investments [Line Items]
Asset-backed securities mortgage portfolio, maturity term	15 years
Amortized cost of securities available-for-sale	$ 991,642,000	907,989,000
Securities held-to-maturity, at amortized cost (fair value of $256,672 and $151,428 at December 31, 2016 and 2015, respectively)	71,211,000	$ 101,112,000
Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	545,100,000
Securities held-to-maturity, at amortized cost (fair value of $256,672 and $151,428 at December 31, 2016 and 2015, respectively)	0
Collateralized mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	446,500,000
Securities held-to-maturity, at amortized cost (fair value of $256,672 and $151,428 at December 31, 2016 and 2015, respectively)	$ 71,200,000
Minimum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available for Sale Securities, Debt Maturities, Term	10 months 20 days
Maximum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available for Sale Securities, Debt Maturities, Term	3 years 6 months